Note 5 - Gain (Loss) on Solar Development (Tables)	12 Months Ended
Jun. 30, 2022
Statement Line Items [Line Items]
Disclosure of detailed information about gain (loss) on assets [text block]
	Year Ended June 30
(US dollars in thousands)	2022	2021	2020
VivoRex contract obligations	-	-	2,768
Australia solar projects	23	(165)	496
ISS Joint Venture - 50% share of discontinued projects	-	(6,950)	(1,675)
Gain on acquisition of remaining 50% ISV from ISS	-	7,848	-
Other gains/(losses)	(36)	36	-
Total gain/(loss) on Solar Development	(13)	769	1,589